Restructuring, Impairment and Integration Charges (Schedule of Merger and Integration Activity) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs	$ 67
Other Restructuring Costs, Net of Tax	$ 54
Other Restructuring Costs, Net of Tax, Per Share Amount	$ 0.04
Restructuring Reserve [Roll Forward]
Merger and integration charges	$ 0	$ 10	$ 16
Cash payments	0	$ (25)	$ (83)
Latin America
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs	11
ESSA
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs	26
AMENA
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs	$ 30